Investment Securities (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Investment Securities (Details) [Abstract]
Other-than-temporary impairments recognized during the period	$ 0	$ 0
Corporate debt obligations issued under the Temporary Liquidity Guarantee Program	$ 600,000,000	$ 1,300,000,000